FHLB Advances and Other Borrowings - Other Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
Other borrowings	$ 0	$ 0
Repurchase agreements with customers	0	0
Weighted average interest rate at end of year	0.00%	0.00%	3.90%
Weighted daily average interest rate during the year	0.00%	3.71%	3.73%
Daily average of securities sold under agreements to repurchase	0	692,896	800,000
Maximum securities sold under agreements to repurchase at any month end	0	800,000	800,000
Interest expense during the year	$ 0	$ 25,693	$ 29,867